Disclosure Regarding Foreign Jurisdictions that Prevent Inspections	12 Months Ended
Jun. 30, 2024
Disclosure Regarding Foreign Jurisdictions that Prevent Inspections
Disclosure Regarding Foreign Jurisdictions that Prevent Inspections	I. Disclosure Regarding Foreign Jurisdictions that Prevent Inspections This section is not applicable.